Note 11 - Investments in Associates	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of associates [text block]
Note 11:	Investments in associates

(a)	Acquisition of investments in associates

(i)

On February 25, 2022, the Company completed the sale of Homestake Resources Corporation to Dolly Varden for cash proceeds of $5,000 and 76,504,590 common shares of Dolly Varden. The Company’s resulting interest in Dolly Varden represented approximately 35.3% of the issued and outstanding common shares of Dolly Varden on February 25, 2022, which has been accounted for using the equity method. The Company recognized a gain of $48,390, net of transaction costs of $589, on the date of disposition. On October 13, 2022, the Company completed the sale of 17,000,000 common shares of Dolly Varden for total gross proceeds of $6,800. During the year ended December 31, 2024, the Company sold an aggregate 8,450,000 shares of Dolly Varden for net proceeds of $7,042. The Company’s investment was also diluted through financing rounds by Dolly Varden in which the Company did not participate. As a result, the Company had a gain on investments of $4,109 consisting of a realized gain on disposal of $2,026 and a gain on dilution of $2,083 for the year ended December 31, 2024. On April 2, 2025, Dolly Varden announced a four for one Common Share Consolidation which took effect on April 7, 2025. The impact of this was that the Company’s 51,054,590 Common Shares was consolidated into 12,763,648 Common Shares. On May 8, 2025, the Company completed the sale of 1,000,000 common shares of Dolly Varden for total gross proceeds of $3,700. On September 17, 2025, the Company completed the sale of 500,000 common shares of Dolly Varden for total gross proceeds of $2,914. During the year ended December 31, 2025, there has been a dilution gain on investments of $4,249 ( December 31, 2024 – $2,083), as well as a realized gain of $3,230 ( December 31, 2024 – $2,137).

(ii)

On April 1, 2022, the Company purchased a 25% share interest in UMS, a private shared-services provider, for nominal consideration. The Company funded, in addition to its nominal investment in UMS, a cash deposit of $150 which is held by UMS for the purposes of general working capital, and which will be returned to the Company upon termination of the UMS Canada arrangement, net of any residual unfulfilled obligations. UMS is the private company through which its shareholders, including Fury Gold, share geological, financial, and transactional advisory services as well as administrative services on a full, cost recovery basis.

(b)	Summarized financial information of the Company’s investments in associates:

The carrying amounts of the Company’s investments in associates were as follows:

	Dolly Varden	UMS	Total
Carrying amount at December 31, 2023	$36,126	$122	$36,248
Company’s share of net loss of associates	(3,837)	(21)	(3,858)
Disposition	(5,017)	-	(5,017)
Dilution gain	2,083	-	2,083
Carrying amount at December 31, 2024	$29,355	$101	$29,456
Company’s share of net loss of associates	(4,420)	(13)	(4,433)
Disposition	(3,310)	-	(3,310)
Dilution gain	4,250	-	4,250
Carrying amount at December 31, 2025	$25,875	$88	$25,963

The quoted fair market value of the Company’s equity interest in Dolly Varden at December 31, 2025 was $67,582 ( December 31, 2024 - $49,012) based on the closing share price on the TSX Venture Exchange on that date. Subsequent to year end, Dolly Varden was party to a merger of equals, further described under subsequent events (note 26).

For the year ended December 31, 2025, the Company’s equity share of net loss (income) of the Company’s associates on a 100% basis were as follows:

	Dolly Varden	UMS	Total
Cost recoveries	$-	$(2,699)	$(2,699)
Exploration and evaluation	25,198	918	26,116
Marketing	2,166	-	2,166
Share-based compensation	2,182	-	2,182
Administrative and other	2,192	1,833	4,025
Net loss of associate, 100%	31,738	52	31,790
Average equity interest for the period	13.93%	25%
Company’s share of net loss of associates	$4,420	$13	$4,433

For the year ended December 31, 2024, the Company’s equity share of net loss of the Company’s associates on a 100% basis were as follows:

	Dolly Varden	UMS	Total
Cost recoveries	$-	$(3,508)	$(3,508)
Exploration and evaluation	17,875	1,208	19,083
Marketing	1,781	131	1,912
Share-based compensation	2,601	-	2,601
Administrative and other	(1,608)	2,255	647
Net loss of associate, 100%	20,649	86	20,735
Average equity interest for the period	18.58%	25%
Company’s share of net loss of associates	$3,837	$21	$3,858

The Company’s equity share of net assets of associates at December 31, 2025, is as follows:

	Dolly Varden	UMS
Current assets	$62,718	$875
Non-current assets	156,713	1,796
Current liabilities	(11,011)	(1,256)
Non-current liabilities	-	(1,067)
Net assets, 100%	208,420	348
Company’s equity share of net assets of associate	$25,875	$88

(c)	Services rendered and balances with UMS

	Years ended December 31
	2025	2024
Exploration and evaluation costs	$344	$233
General and administration	232	307
Total transactions for the year	$576	$540

The outstanding balance owing at December 31, 2025, was $57 ( December 31, 2024 – $90) which is included in accounts payable and accrued liabilities.

As part of the UMS arrangement, the Company is contractually obliged to pay certain rental expenses in respect of a ten-year office lease entered into by UMS on July 1, 2021. As at December 31, 2025, the Company expects to incur approximately $77 in respect of its share of future rental expense of UMS.

The Company issues share options to certain UMS employees, including key management personnel of the Company (note 19). The Company recognized a share-based compensation expense of $11 for the year ended December 31, 2025, in respect of share options issued to UMS employees ( December 31, 2024 - $3 recovery) which is included within employee benefits and exploration and evaluation costs.